Subsequent Events	12 Months Ended
Dec. 31, 2020
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS

NOTE 23: SUBSEQUENT EVENTS

  In April 2021, Navios Holdings agreed to sell to Navios Partners, a 2011-built Capesize vessel for a price of $28,500. The vessel, currently chartered-in by Navios Holdings, will be delivered to the new owners upon acquisition, which is expected within the second quarter of 2021.
  On March 31, 2021, Navios Partners completed the acquisition of Navios Containers (Refer to Note 9).
  On March 22, 2021, Navios Logistics completed the acquisition of the Navios Logistics’ 2020 Fleet, operating in the Hidrovia Waterway, for a purchase price of $30,000. The acquisition was funded with $15,000 from existing cash paid at closing and sellers’ financing of $15,000, bearing interest at a fixed rate of 5% per annum, payable in three equal annual installments.
  In March 2021, the Company entered into supplemental agreements with Alpha Bank A.E. concerning the two existing facility agreements, according to which certain covenants and the repayment schedules have been amended. The maturity of the facilities is due in June 2021.
  In March 2021, the Company agreed to sell to an unrelated third party the Navios Serenity, a 2011 built Handysize vessel of 34,690 dwt, for a net sale price of $10,388. The vessel is expected to be delivered to the buyers in the second quarter of 2021. The loss due to sale is expected to be approximately $6,958.
  In March 2021, the Company completed the sale to Navios Partners of the Navios Centaurus, a 2012 built Panamax vessel of 81,472 dwt, and the Navios Avior, a 2012 built Panamax vessel of 81,355 dwt, for a sale price of $39,250, including working capital adjustments and the Company repaid in full the outstanding loan balances of $22,500 in total under the Credit Agricole Facilities dated December and August 2011, respectively. The loss due to sale is expected to be approximately $13,498. Please see also Note 11 above.
  In February 2021, the Company completed the sale to an unrelated third party of the Navios Astra, a 2006-built Ultra Handymax vessel of 53,468 dwt, for a net sale price of approximately $6,445 and repaid in full the outstanding loan balance of $4,504 under the DVB Bank SE Facility dated March 23, 2012. Please see also Note 7 and Note 11 above.
  In January 2021, the Company repaid in full the outstanding balance of $9,945 under the Hamburg Commercial Bank AG Facility. Please see also Note 11 above.
  In January 2021, the last barge of the six liquid barges was delivered to Navios Logistics.